Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2020
Stockholders' Equity Note [Abstract]
Schedule of restricted common stock
	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2020	-	$-
Granted	715,929	$9.30
Vested	(238,643)	$9.30
Non–vested at September 30, 2020	477,286	$9.30

Schedule of restricted stock units
	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2020	-	$-
Granted	926,234	$3.22
Vested	(176,514)	$2.80
Non–vested at September 30, 2020	749,720	$3.32

Schedule of warrant activity
	Number of Shares	Weighted Average Exercise Price (USD)	Weighted Average Contractual Life (years)	Intrinsic Value (USD)
Outstanding - January 1, 2020	-	$-
Issued in connection with Business Combination	17,400,000	$11.50	5.00
Outstanding – September 30, 2020	17,400,000	$11.50	4.75	$-
Exercisable – September 30, 2020	17,400,000	$11.50	4.75	$-